Share-based Payments (Details 1) - Directors [member]	12 Months Ended
	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares	Jun. 30, 2016 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding beginning balance | shares	6,000,000	7,000,000	1,000,000
Options capital consolidation | shares
Options granted during the year | shares			6,000,000
Lapse of unexercised options | shares		(1,000,000)
Outstanding ending balance | shares	6,000,000	6,000,000	7,000,000
Options Exercisable ending balance | shares	6,000,000	5,000,000	1,000,000
Outstanding beginning balance | $ / shares	$ 0.500	$ 0.494	$ 0.456
Options capital consolidation | $ / shares
Options granted during the year | $ / shares			0.500
Lapse of unexercised options | $ / shares		0.460
Outstanding ending balance | $ / shares	0.500	0.500	0.494
Options Exercisable ending balance | $ / shares	$ 0.500	$ 0.500	$ 0.456